CHANGES IN OWNERSHIP INTEREST OF SHIFANG	12 Months Ended
Dec. 31, 2011
Changes in Ownership Interest of Shifang [Abstract]
Changes in Ownership Interest of Shifang [Text Block]
28	CHANGES IN OWNERSHIP INTEREST OF SHIFANG

As a result of the reorganization and spin-off and separate listing of ShiFang in 2010 as mentioned in Note 1, the Company’s equity interests in ShiFang were diluted. The Company’s interest was firstly reduced from 100% to 58.27% after the Private Placement of ShiFang shares in February 2010, and the interest was further reduced to 43.71% when ShiFang was listed on the Main Board of The Stock Exchange of Hong Kong Limited in December 2010. The Group raised proceeds of approximately $35,000,000 and $71,564,000 from the Private Placement and global offering of ShiFang shares, respectively. This change in the Company’s ownership interest in ShiFang did not result in a loss of control and accounted for as an equity transaction in accordance with Accounting Standards Update (ASU) 2010-02, Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification.

Net income attributable to China TopReach Inc. and Transfers to the non-controlling interests

December 31, 2010

Net income attributable to China TopReach Inc.	$11,749,166

Transfer from the non-controlling interests after the private placement	2,999,060
Transfer from the non-controlling interests after the initial public offering of ShiFang shares	17,798,412
Net transfers from non-controlling interests	20,797,472

Change from net income attributable to China TopReach Inc. and transfers from non-controlling interests	$32,546,638

During the year ended December 31, 2011, Shifang repurchased 12,223,000 of its own shares on the Hong Kong Stock Exchange. The total amount paid to repurchase the shares was HK$12,764,000, equivalent to $1,622,700 and the repurchased shares were subsequently cancelled. As a result of the share repurchases, the Company’s interests in Shifang was increased from 43.71% to 44.45%. The transfer from the non-controlling interests to shareholders of the Company after the share repurchases amounted to $1,237,927.